Leases	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Leases

8.	Leases

Operating Lease

The Company adopted ASC 842, Leases (“ASC 842”), on January 1, 2022. Consequently, financial information has not been updated for dates and periods before this date. Additionally, the Company chose to elect certain relief options offered in ASC 842 including the package of practical expedients, the option to account for separate lease and non-lease components as a single unit, and the option to exclude right-of-use assets and lease liabilities that arise from short term leases (i.e., leases with terms of twelve months or less). Under ASC 842, the Company determines if an arrangement is a lease at inception. Right-of-use (“ROU”) assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent the obligation to make lease payments arising from the lease. Operating lease ROU assets and liabilities are recognized at commencement date of the lease based on the present value of lease payments over the lease term. The Company’s lease consists of mixed-use office and warehouse space in Mesa, Arizona. The Company’s lease evaluation may include options to terminate the lease when it is reasonably certain that the Company will exercise such options. When readily determinable, the Company uses the implicit rate in determining the present value of lease payments. The ROU asset also includes any lease payments made and excludes lease incentives. Lease expense for amortization of the ROU asset is recognized on a straight-line basis over the lease term. The Company’s lease agreements do not contain any material residual value guarantees, material restrictions or covenants. The Company had a weighted average remaining lease term of 5 years and a weighted average discount rate of 3.25%, which was determined based on the United States Prime borrowing rate at the lease commencement date, as the rate implicit in the lease was not readily determinable.

The Company’s aggregate lease maturities as of December 31, 2022, are as follows (in thousands):

Year
2023	$368
2024	379
2025	194
Total minimum lease payments	941
Less imputed interest	(39)
Total operating lease liabilities	$902

Financing Lease

The Company entered into a capital lease agreement on July 1, 2022, with a vendor to purchase equipment to be used in research and development. The terms of the note are 18 months at 7% interest payable in monthly installments of $14 thousand. The Company recorded a total of $157 thousand in the current portion of Lease liability line item in the condensed consolidated balance sheets at December 31, 2022, in relation to this agreement.

The following table provides information about the financial statement classification of our lease expenses reported within the Consolidated Statements of Comprehensive Income for the years ended December 31, 2022 and December 31, 2021 (in thousands):

		2022	2021
Lease Expense Category:	Classification

Operating Lease Expense	General and administrative expenses Legal and other	$335	$457
Finance lease expense:
Amortization of leased assets	General and administrative expenses Legal and Other	23	-
Interest on lease liabilities	Interest expense	7	-
Total lease expense		$365	$457